Segment Information - Summary of Operating Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2024 USD ($)	Jan. 01, 2023 KRW (₩) [4]
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		₩ 17,028,171,000,000			₩ 16,178,836,000,000		₩ 13,725,823,000,000
Intersegment net operating revenues (expenses)		0			0
Sub-total		17,028,171,000,000			16,178,836,000,000
Net interest income (expenses)		12,826,714,000,000		$ 8,679,249	12,180,860,000,000	[1]	11,550,888,000,000	[2]
Interest income		30,491,385,000,000		20,632,120	29,142,024,000,000	[1]	20,787,417,000,000	[2]
Interest expense		(17,664,671,000,000)		(11,952,871)	(16,961,164,000,000)	[1]	(9,236,529,000,000)	[2]
Net fee and commission income (expenses)		3,849,627,000,000		2,604,866	3,673,524,000,000	[1]	3,514,902,000,000	[2]
Fee and commission income		5,481,843,000,000		3,709,311	5,368,074,000,000	[1]	5,125,930,000,000	[2]
Fee and commission expense		(1,632,216,000,000)		(1,104,445)	(1,694,550,000,000)	[1]	(1,611,028,000,000)	[2]
Net insurance income (expenses)		1,649,761,000,000		1,116,318	1,446,852,000,000	[1]	1,341,760,000,000	[2]
Insurance income		11,456,191,000,000		7,751,878	11,005,471,000,000	[1]	10,099,395,000,000	[2]
Insurance expense		(9,806,430,000,000)		(6,635,560)	(9,558,619,000,000)	[1]	(8,757,635,000,000)	[2]
Net gains (losses) on financial instruments at fair value through profit or loss		1,012,081,000,000		684,829	2,163,065,000,000	[1]	(1,139,818,000,000)	[2]
Net other insurance finance expense		(437,001,000,000)			(572,476,000,000)		5,891,208,000,000
Net other operating income (expenses)		(1,873,011,000,000)		(1,267,381)	(2,712,989,000,000)	[1]	(2,262,123,000,000)	[2]
General and administrative expenses		(6,938,624,000,000)			(6,647,406,000,000)		(6,643,654,000,000)
Operating income (expenses) before provision for credit losses		10,089,547,000,000		6,827,133	9,531,430,000,000	[1]	7,082,169,000,000	[2]
Reversal (provision) of credit losses		(2,044,286,000,000)		(1,383,274)	(3,146,409,000,000)	[1]	(1,847,775,000,000)	[2]
Net operating income (expenses)		8,045,261,000,000		5,443,859	6,385,021,000,000	[1]	5,234,394,000,000	[2]
Share of profit (loss) of associates and joint ventures		(16,884,000,000)		(11,425)	33,110,000,000	[1]	(28,755,000,000)	[2]
Net other non-operating income (expenses)		(1,043,130,000,000)			(297,980,000,000)
Segment profit (loss) before income tax expense		6,985,247,000,000		4,726,596	6,120,151,000,000	[1]	5,394,963,000,000	[2]
Income tax expense		(1,956,641,000,000)		(1,323,969)	(1,593,817,000,000)	[1]	(1,504,061,000,000)	[2]
Profit (loss) for the year		5,028,606,000,000		3,402,627	4,526,334,000,000	[1]	3,890,902,000,000	[2]
Profit (loss) attributable to shareholders of the Parent Company		5,078,220,543,511		3,436,199	4,594,834,837,385	[1]	4,112,493,074,223	[2]
Profit (loss), attributable to non-controlling interests		(49,615,000,000)		$ (33,572)	(68,501,000,000)	[1]	(221,591,000,000)	[2]
Total assets		757,845,532,000,000	[3]		715,725,416,000,000	[4]	715,725,416,000,000	[3]	$ 512,799,272	₩ 688,653,482,000,000
Total liabilities		698,030,351,000,000	[3]		657,089,226,000,000	[4]	657,089,226,000,000	[3]	$ 472,325,085	₩ 634,850,225,000,000
Consolidation adjustments
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		0			0
Intersegment net operating revenues (expenses)		(739,948,000,000)			(594,347,000,000)
Sub-total		(739,948,000,000)			(594,347,000,000)
Net interest income (expenses)		(185,692,000,000)			(175,589,000,000)
Interest income		(99,390,000,000)			(109,444,000,000)
Interest expense		(86,302,000,000)			(66,145,000,000)
Net fee and commission income (expenses)		(43,623,000,000)			(22,143,000,000)
Fee and commission income		(333,095,000,000)			(348,183,000,000)
Fee and commission expense		289,472,000,000			326,040,000,000
Net insurance income (expenses)		69,677,000,000			30,173,000,000
Insurance income		(38,426,000,000)			(36,063,000,000)
Insurance expense		108,103,000,000			66,236,000,000
Net gains (losses) on financial instruments at fair value through profit or loss		(650,217,000,000)			(357,522,000,000)
Net other insurance finance expense		0			0
Net other operating income (expenses)		69,907,000,000			(69,266,000,000)
General and administrative expenses		127,745,000,000			127,511,000,000
Operating income (expenses) before provision for credit losses		(612,203,000,000)			(466,836,000,000)
Reversal (provision) of credit losses		7,491,000,000			3,011,000,000
Net operating income (expenses)		(604,712,000,000)			(463,825,000,000)
Share of profit (loss) of associates and joint ventures		7,901,000,000			15,355,000,000
Net other non-operating income (expenses)		(41,881,000,000)			(62,534,000,000)
Segment profit (loss) before income tax expense		(638,692,000,000)			(511,004,000,000)
Income tax expense		62,732,000,000			49,865,000,000
Profit (loss) for the year		(575,960,000,000)			(461,139,000,000)
Profit (loss) attributable to shareholders of the Parent Company		(636,307,000,000)			(509,030,000,000)
Profit (loss), attributable to non-controlling interests		60,347,000,000			47,891,000,000
Total assets	[3]	(37,964,050,000,000)					(38,003,811,000,000)
Total liabilities	[3]	(2,527,397,000,000)					(972,798,000,000)
Banking business
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		10,084,160,000,000			10,115,516,000,000		9,278,875,000,000
Intersegment net operating revenues (expenses)		629,110,000,000			342,368,000,000
Sub-total		10,713,270,000,000			10,457,884,000,000
Net interest income (expenses)		10,223,872,000,000			9,870,067,000,000
Interest income		23,211,072,000,000			22,347,123,000,000
Interest expense		(12,987,200,000,000)			(12,477,056,000,000)
Net fee and commission income (expenses)		1,112,878,000,000			1,168,283,000,000
Fee and commission income		1,544,109,000,000			1,602,820,000,000
Fee and commission expense		(431,231,000,000)			(434,537,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		767,877,000,000			759,985,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		(1,391,357,000,000)			(1,340,451,000,000)
General and administrative expenses		(4,634,318,000,000)			(4,521,766,000,000)
Operating income (expenses) before provision for credit losses		6,078,952,000,000			5,936,118,000,000
Reversal (provision) of credit losses		(680,087,000,000)			(1,608,128,000,000)
Net operating income (expenses)		5,398,865,000,000			4,327,990,000,000
Share of profit (loss) of associates and joint ventures		7,402,000,000			117,000,000
Net other non-operating income (expenses)		(960,969,000,000)			(98,330,000,000)
Segment profit (loss) before income tax expense		4,445,298,000,000			4,229,777,000,000
Income tax expense		(1,293,896,000,000)			(1,079,825,000,000)
Profit (loss) for the year		3,151,402,000,000			3,149,952,000,000
Profit (loss) attributable to shareholders of the Parent Company		3,251,759,000,000			3,261,499,000,000
Profit (loss), attributable to non-controlling interests		(100,357,000,000)			(111,547,000,000)
Total assets	[3]	562,887,180,000,000					530,012,853,000,000
Total liabilities	[3]	524,859,860,000,000					493,464,126,000,000
Corporate Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		5,281,537,000,000			5,640,663,000,000
Intersegment net operating revenues (expenses)		91,339,000,000			116,967,000,000
Sub-total		5,372,876,000,000			5,757,630,000,000
Net interest income (expenses)		5,765,967,000,000			5,645,899,000,000
Interest income		12,100,679,000,000			11,687,624,000,000
Interest expense		(6,334,712,000,000)			(6,041,725,000,000)
Net fee and commission income (expenses)		410,424,000,000			427,004,000,000
Fee and commission income		600,466,000,000			612,643,000,000
Fee and commission expense		(190,042,000,000)			(185,639,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		23,652,000,000			(6,449,000,000)
Net other insurance finance expense		0			0
Net other operating income (expenses)		(827,167,000,000)			(308,824,000,000)
General and administrative expenses		(2,004,769,000,000)			(1,959,016,000,000)
Operating income (expenses) before provision for credit losses		3,368,107,000,000			3,798,614,000,000
Reversal (provision) of credit losses		(482,326,000,000)			(1,563,255,000,000)
Net operating income (expenses)		2,885,781,000,000			2,235,359,000,000
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		(61,903,000,000)			(14,754,000,000)
Segment profit (loss) before income tax expense		2,823,878,000,000			2,220,605,000,000
Income tax expense		(927,629,000,000)			(633,917,000,000)
Profit (loss) for the year		1,896,249,000,000			1,586,688,000,000
Profit (loss) attributable to shareholders of the Parent Company		1,877,266,000,000			1,612,409,000,000
Profit (loss), attributable to non-controlling interests		18,983,000,000			(25,721,000,000)
Total assets	[3]	239,124,552,000,000					221,851,975,000,000
Total liabilities	[3]	222,291,921,000,000					201,871,592,000,000
Retail Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		4,165,446,000,000			4,443,943,000,000
Intersegment net operating revenues (expenses)		0			0
Sub-total		4,165,446,000,000			4,443,943,000,000
Net interest income (expenses)		3,319,728,000,000			3,397,242,000,000
Interest income		7,760,970,000,000			7,723,196,000,000
Interest expense		(4,441,242,000,000)			(4,325,954,000,000)
Net fee and commission income (expenses)		241,799,000,000			252,118,000,000
Fee and commission income		390,775,000,000			403,042,000,000
Fee and commission expense		(148,976,000,000)			(150,924,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		0			0
Net other insurance finance expense		0			0
Net other operating income (expenses)		603,919,000,000			794,583,000,000
General and administrative expenses		(1,984,805,000,000)			(1,952,434,000,000)
Operating income (expenses) before provision for credit losses		2,180,641,000,000			2,491,509,000,000
Reversal (provision) of credit losses		(196,996,000,000)			(92,464,000,000)
Net operating income (expenses)		1,983,645,000,000			2,399,045,000,000
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		0			0
Segment profit (loss) before income tax expense		1,983,645,000,000			2,399,045,000,000
Income tax expense		(523,682,000,000)			(633,348,000,000)
Profit (loss) for the year		1,459,963,000,000			1,765,697,000,000
Profit (loss) attributable to shareholders of the Parent Company		1,459,963,000,000			1,765,697,000,000
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[3]	176,075,559,000,000					165,821,667,000,000
Total liabilities	[3]	210,839,098,000,000					203,560,029,000,000
Other Banking Services
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		637,177,000,000			30,910,000,000
Intersegment net operating revenues (expenses)		537,771,000,000			225,401,000,000
Sub-total		1,174,948,000,000			256,311,000,000
Net interest income (expenses)		1,138,177,000,000			826,926,000,000
Interest income		3,349,423,000,000			2,936,303,000,000
Interest expense		(2,211,246,000,000)			(2,109,377,000,000)
Net fee and commission income (expenses)		460,655,000,000			489,161,000,000
Fee and commission income		552,868,000,000			587,135,000,000
Fee and commission expense		(92,213,000,000)			(97,974,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		744,225,000,000			766,434,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		(1,168,109,000,000)			(1,826,210,000,000)
General and administrative expenses		(644,744,000,000)			(610,316,000,000)
Operating income (expenses) before provision for credit losses		530,204,000,000			(354,005,000,000)
Reversal (provision) of credit losses		(765,000,000)			47,591,000,000
Net operating income (expenses)		529,439,000,000			(306,414,000,000)
Share of profit (loss) of associates and joint ventures		7,402,000,000			117,000,000
Net other non-operating income (expenses)		(899,066,000,000)			(83,576,000,000)
Segment profit (loss) before income tax expense		(362,225,000,000)			(389,873,000,000)
Income tax expense		157,415,000,000			187,440,000,000
Profit (loss) for the year		(204,810,000,000)			(202,433,000,000)
Profit (loss) attributable to shareholders of the Parent Company		(85,470,000,000)			(116,607,000,000)
Profit (loss), attributable to non-controlling interests		(119,340,000,000)			(85,826,000,000)
Total assets	[3]	147,687,069,000,000					142,339,211,000,000
Total liabilities	[3]	91,728,841,000,000					88,032,505,000,000
Securities
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,772,379,000,000			1,667,041,000,000		1,124,822,000,000
Intersegment net operating revenues (expenses)		48,236,000,000			52,940,000,000
Sub-total		1,820,615,000,000			1,719,981,000,000
Net interest income (expenses)		604,220,000,000			614,140,000,000
Interest income		1,783,459,000,000			1,763,009,000,000
Interest expense		(1,179,239,000,000)			(1,148,869,000,000)
Net fee and commission income (expenses)		788,521,000,000			742,613,000,000
Fee and commission income		1,012,768,000,000			981,954,000,000
Fee and commission expense		(224,247,000,000)			(239,341,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		267,257,000,000			356,837,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		160,617,000,000			6,391,000,000
General and administrative expenses		(980,340,000,000)			(903,329,000,000)
Operating income (expenses) before provision for credit losses		840,275,000,000			816,652,000,000
Reversal (provision) of credit losses		(66,978,000,000)			(144,016,000,000)
Net operating income (expenses)		773,297,000,000			672,636,000,000
Share of profit (loss) of associates and joint ventures		(35,156,000,000)			2,898,000,000
Net other non-operating income (expenses)		3,059,000,000			(190,199,000,000)
Segment profit (loss) before income tax expense		741,200,000,000			485,335,000,000
Income tax expense		(156,310,000,000)			(102,705,000,000)
Profit (loss) for the year		584,890,000,000			382,630,000,000
Profit (loss) attributable to shareholders of the Parent Company		585,682,000,000			389,618,000,000
Profit (loss), attributable to non-controlling interests		(792,000,000)			(6,988,000,000)
Total assets	[3]	63,384,388,000,000					61,266,989,000,000
Total liabilities	[3]	56,498,405,000,000					54,967,833,000,000
Non-life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,447,658,000,000			1,120,156,000,000		684,456,000,000
Intersegment net operating revenues (expenses)		(172,748,000,000)			(17,993,000,000)
Sub-total		1,274,910,000,000			1,102,163,000,000
Net interest income (expenses)		(27,286,000,000)			(219,734,000,000)
Interest income		899,571,000,000			808,296,000,000
Interest expense		(926,857,000,000)			(1,028,030,000,000)
Net fee and commission income (expenses)		(35,521,000,000)			(34,468,000,000)
Fee and commission income		10,271,000,000			20,658,000,000
Fee and commission expense		(45,792,000,000)			(55,126,000,000)
Net insurance income (expenses)		1,091,885,000,000			960,395,000,000
Insurance income		10,468,227,000,000			10,088,869,000,000
Insurance expense		(9,376,342,000,000)			(9,128,474,000,000)
Net gains (losses) on financial instruments at fair value through profit or loss		344,848,000,000			454,729,000,000
Net other insurance finance expense		(55,895,000,000)			(25,841,000,000)
Net other operating income (expenses)		(43,121,000,000)			(32,918,000,000)
General and administrative expenses		(140,270,000,000)			(142,165,000,000)
Operating income (expenses) before provision for credit losses		1,134,640,000,000			959,998,000,000
Reversal (provision) of credit losses		1,945,000,000			(13,988,000,000)
Net operating income (expenses)		1,136,585,000,000			946,010,000,000
Share of profit (loss) of associates and joint ventures		2,272,000,000			2,440,000,000
Net other non-operating income (expenses)		(12,950,000,000)			15,235,000,000
Segment profit (loss) before income tax expense		1,125,907,000,000			963,685,000,000
Income tax expense		(286,340,000,000)			(250,125,000,000)
Profit (loss) for the year		839,567,000,000			713,560,000,000
Profit (loss) attributable to shareholders of the Parent Company		839,494,000,000			713,281,000,000
Profit (loss), attributable to non-controlling interests		73,000,000			279,000,000
Total assets	[3]	40,776,375,000,000					37,716,952,000,000
Total liabilities	[3]	34,982,352,000,000					31,470,771,000,000
Credit Card
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		2,107,801,000,000			2,026,032,000,000		1,785,413,000,000
Intersegment net operating revenues (expenses)		(59,531,000,000)			(147,290,000,000)
Sub-total		2,048,270,000,000			1,878,742,000,000
Net interest income (expenses)		1,661,002,000,000			1,639,486,000,000
Interest income		2,464,356,000,000			2,343,014,000,000
Interest expense		(803,354,000,000)			(703,528,000,000)
Net fee and commission income (expenses)		770,218,000,000			613,721,000,000
Fee and commission income		1,817,271,000,000			1,740,517,000,000
Fee and commission expense		(1,047,053,000,000)			(1,126,796,000,000)
Net insurance income (expenses)		8,133,000,000			9,539,000,000
Insurance income		17,233,000,000			19,000,000,000
Insurance expense		(9,100,000,000)			(9,461,000,000)
Net gains (losses) on financial instruments at fair value through profit or loss		11,847,000,000			6,915,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		(402,930,000,000)			(390,919,000,000)
General and administrative expenses		(641,283,000,000)			(624,628,000,000)
Operating income (expenses) before provision for credit losses		1,406,987,000,000			1,254,114,000,000
Reversal (provision) of credit losses		(892,871,000,000)			(826,922,000,000)
Net operating income (expenses)		514,116,000,000			427,192,000,000
Share of profit (loss) of associates and joint ventures		1,238,000,000			1,049,000,000
Net other non-operating income (expenses)		9,755,000,000			44,310,000,000
Segment profit (loss) before income tax expense		525,109,000,000			472,551,000,000
Income tax expense		(133,621,000,000)			(121,333,000,000)
Profit (loss) for the year		391,488,000,000			351,218,000,000
Profit (loss) attributable to shareholders of the Parent Company		402,715,000,000			351,133,000,000
Profit (loss), attributable to non-controlling interests		(11,227,000,000)			85,000,000
Total assets	[3]	30,541,628,000,000					29,365,575,000,000
Total liabilities	[3]	25,236,826,000,000					24,545,751,000,000
Life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		366,433,000,000			191,097,000,000		(61,746,000,000)
Intersegment net operating revenues (expenses)		(1,236,000,000)			16,209,000,000
Sub-total		365,197,000,000			207,306,000,000
Net interest income (expenses)		(137,380,000,000)			(206,562,000,000)
Interest income		645,953,000,000			582,463,000,000
Interest expense		(783,333,000,000)			(789,025,000,000)
Net fee and commission income (expenses)		8,295,000,000			(7,636,000,000)
Fee and commission income		16,340,000,000			5,478,000,000
Fee and commission expense		(8,045,000,000)			(13,114,000,000)
Net insurance income (expenses)		480,066,000,000			446,745,000,000
Insurance income		1,009,157,000,000			933,665,000,000
Insurance expense		(529,091,000,000)			(486,920,000,000)
Net gains (losses) on financial instruments at fair value through profit or loss		283,572,000,000			658,530,000,000
Net other insurance finance expense		(381,106,000,000)			(546,635,000,000)
Net other operating income (expenses)		111,750,000,000			(137,136,000,000)
General and administrative expenses		(147,517,000,000)			(99,663,000,000)
Operating income (expenses) before provision for credit losses		217,680,000,000			107,643,000,000
Reversal (provision) of credit losses		712,000,000			(2,190,000,000)
Net operating income (expenses)		218,392,000,000			105,453,000,000
Share of profit (loss) of associates and joint ventures		(259,000,000)			(135,000,000)
Net other non-operating income (expenses)		6,694,000,000			4,700,000,000
Segment profit (loss) before income tax expense		224,827,000,000			110,018,000,000
Income tax expense		(60,555,000,000)			(25,262,000,000)
Profit (loss) for the year		164,272,000,000			84,756,000,000
Profit (loss) attributable to shareholders of the Parent Company		164,272,000,000			84,756,000,000
Profit (loss), attributable to non-controlling interests		0			0
Total assets	[3]	34,047,554,000,000					31,953,218,000,000
Total liabilities	[3]	30,984,398,000,000					28,050,931,000,000
Others
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,249,740,000,000			1,058,994,000,000		914,003,000,000
Intersegment net operating revenues (expenses)		296,117,000,000			348,113,000,000
Sub-total		1,545,857,000,000			1,407,107,000,000
Net interest income (expenses)		687,978,000,000			659,052,000,000
Interest income		1,586,364,000,000			1,407,563,000,000
Interest expense		(898,386,000,000)			(748,511,000,000)
Net fee and commission income (expenses)		1,248,859,000,000			1,213,154,000,000
Fee and commission income		1,414,179,000,000			1,364,830,000,000
Fee and commission expense		(165,320,000,000)			(151,676,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		(13,103,000,000)			283,591,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		(377,877,000,000)			(748,690,000,000)
General and administrative expenses		(522,641,000,000)			(483,366,000,000)
Operating income (expenses) before provision for credit losses		1,023,216,000,000			923,741,000,000
Reversal (provision) of credit losses		(414,498,000,000)			(554,176,000,000)
Net operating income (expenses)		608,718,000,000			369,565,000,000
Share of profit (loss) of associates and joint ventures		(282,000,000)			11,386,000,000
Net other non-operating income (expenses)		(46,838,000,000)			(11,162,000,000)
Segment profit (loss) before income tax expense		561,598,000,000			369,789,000,000
Income tax expense		(88,651,000,000)			(64,432,000,000)
Profit (loss) for the year		472,947,000,000			305,357,000,000
Profit (loss) attributable to shareholders of the Parent Company		470,606,000,000			303,578,000,000
Profit (loss), attributable to non-controlling interests		2,341,000,000			₩ 1,779,000,000
Total assets	[3]	64,172,457,000,000					63,413,640,000,000
Total liabilities	[3]	₩ 27,995,907,000,000					₩ 25,562,612,000,000

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[4]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.